DEBT (Details Narrative)		1 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Apr. 28, 2023 USD ($)
Short-Term Debt [Line Items]
Gross proceeds				$ 1,365,000
Principal loan amount							$ 209,497
Common share purchase warrants | shares			676,663	676,663
Debt extinguishment and loss				$ 495,051
Fair value of the amended warrants				$ 494,219
Warrants and rights outstanding, term			5 years	5 years
Proceeds allocated to warrants				$ 431,666
Interest rate			10.00%	10.00%	6.00%
Debt maturity date				Sep. 12, 2024
Conversion price | $ / shares			$ 3.40	$ 3.40
Received loan from former director				$ 45,000
Unpaid principal loan amount			$ 115,936	115,936	$ 125,936
Principal loan amount				$ 59,788	1,182
Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal loan amount		$ 1,365,000
Common share purchase warrants | shares		401,310
Debt extinguishment and loss		$ (105,349)
Interest rate	10.00%
Principal loan amount	$ 59,788
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			0.0341	0.0341
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			1.2869	1.2869
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input			0	0
Measurement Input, Discount Rate [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Unamortized discount of original warrants			$ 832	$ 832
Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal loan amount			$ 1,365,000	$ 1,365,000
Common share purchase warrants | shares			401,310	401,310
Aggregate amount			$ 50,008	$ 50,008
Convertible Debt [Member]
Short-Term Debt [Line Items]
Repayments of Related Party Debt					$ 38,291	$ 52,454
Private Placement [Member]
Short-Term Debt [Line Items]
Convertible debentures issued | shares			18,635	1,365
Gross proceeds				$ 1,365,000
Private Placement [Member] | Senior Secured Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debentures issued | shares				500
Principal loan amount			$ 1,000	$ 1,000
Common share purchase warrants | shares			294	294
Warrant exercisable period				5 years
Exercise price of warrants or rights | $ / shares			$ 4.08	$ 4.08
Common share purchase warrants | shares			1	1
Warrants per unit | shares			294	294
Private Placement [Member] | Convertible Debenture [Member]
Short-Term Debt [Line Items]
Principal loan amount			$ 1,000	$ 1,000
Common share purchase warrants | shares			523	523
Warrant exercisable period			5 years
Exercise price of warrants or rights | $ / shares			$ 1.91	$ 1.91
Proceeds from subscription			$ 2,250,000	$ 2,250,000
Received loan from former director				$ 4,276,389
Private Placement [Member] | Convertible Debenture [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal loan amount	$ 1,000
Common share purchase warrants | shares	523
Warrant exercisable period	5 years
Exercise price of warrants or rights | $ / shares	$ 1.91
Gross proceeds	$ 4,276,389